Notes Payable (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Feb. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Jan. 31, 2023	May 05, 2020
Short-Term Debt [Line Items]
Repayments in installments		$ 319,950
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Notes payable	$ 697,534			$ 100,000
Accrued interest	6.50%			9.00%
Original issuance discount rate				20.00%
Repayments in installments	$ 71,485
Outstanding balance		213,290
Prepaid expenses		$ 307,735
SBA PPP Loan [Member]
Short-Term Debt [Line Items]
Notes payable					$ 9,917
Accrued interest					1.00%